Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

Overview

In accordance with the “Pay Versus Performance” rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing the following information about the relationship between compensation actually paid to our executive officers and certain Company financial performance metrics for the fiscal years listed below using a methodology that has been prescribed by the SEC.

								Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(2)	Compensation Actually Paid to First PEO(1)(4)	Compensation Actually Paid to Second PEO(2)(4)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Total Shareholder Return (TSR)	Peer Group TSR(5)	Company Net Income	Earnings per Share (EPS)(6)
2025	$5,586,139	N/A	$11,583,180	N/A	$1,841,516	$3,878,289	$266.11	$251.75	$116,300,000	$5.54
2024	3,112,060	N/A	4,065,021	N/A	1,289,492	1,874,523	162.23	220.60	101,881,000	4.18
2023	3,647,641	2,677,153	4,225,234	2,306,171	1,434,053	1,862,816	130.97	164.32	92,545,000	3.70
2022	N/A	5,452,715	N/A	5,361,519	1,428,876	1,405,968	91.77	126.99	82,320,000	3.21
2021	N/A	4,161,742	N/A	3,230,464	1,039,962	1,215,051	95.91	146.65	63,496,000	2.59

Adjustments to Determine Compensation Actually Paid to Current CEO (PEO 1)

Current CEO	2021	2022	2023	2024	2025
SCT Total Compensation	N/A	N/A	$3,647,641	$3,112,060	$5,586,139
Less Equity Award Values Reported in SCT	–	–	(1,492,717)	(1,651,551)	(3,052,886)
Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	–	–	1,700,271	2,006,282	4,865,106
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	–	–	325,125	622,595	4,047,645
Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	–	–	0	0	0
Plus Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	–	–	44,914	(24,366)	137,176
Less Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	–	–	0	0	0
Plus Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	–	–	0	0	0
Compensation Actually Paid (CAP)	N/A	N/A	$4,225,234	$4,065,021	$11,583,180

Adjustments to Determine Compensation Actually Paid to Former CEO (PEO 2)

Former CEO	2021	2022	2023	2024	2025
SCT Total Compensation	$4,161,742	$5,452,715	$2,677,153	N/A	N/A
Less Equity Award Values Reported in SCT	(2,462,845)	(2,963,694)	(1,499,967)	–	–
Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	1,714,174	2,813,301	0	–	–
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(182,607)	(159,075)	338,042	–	–
Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	0	1,786,685	–	–
Plus Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	0	218,272	1,015,817	–	–
Less Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0	(2,011,558)	–	–
Plus Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	0	0	0	–	–
Compensation Actually Paid (CAP)	$3,230,464	$5,361,519	$2,306,171	N/A	N/A

Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs

Average Compensation	2021	2022	2023	2024	2025
SCT Total Compensation	$1,039,962	$1,428,876	$1,434,053	$1,289,492	$1,841,516
Less Equity Award Values Reported in SCT	(257,270)	(543,430)	(576,795)	(493,819)	(676,500)
Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	179,064	517,034	645,518	599,886	1,078,079
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(23,168)	(15,413)	332,101	493,583	1,552,156
Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	0	0	0	0
Plus Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	276,464	18,900	27,940	(14,618)	83,039
Less Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0	0	0	0
Plus Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$0	$0	$0	0	0
Compensation Actually Paid (CAP)	$1,215,051	$1,405,968	$1,862,816	$1,874,523	$3,878,289

1	Bryan H. Sayler has served as the Company’s PEO (Principal Executive Officer) since the second quarter of fiscal 2023.

2	Victor L. Richey served as the Company’s PEO during fiscal 2021, fiscal 2022 and the first quarter of fiscal 2023.

3	The Company’s non-PEO executive officers for fiscal 2022 through 2025 were Christopher L. Tucker, Senior VP & CFO, and David M. Schatz, Senior VP, General Counsel & Secretary. In fiscal 2021, Mr. Tucker succeeded Gary E. Muenster as an executive officer, and Mr. Schatz succeeded Alyson S. Barclay as an executive officer. Accordingly, there were two persons serving as non-PEO executive officers at all times during these years.

4	The following amounts were deducted from or added to Summary Compensation Table total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid to our principal executive officer (PEO) and the average Compensation Actually Paid to our non-PEO executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. In calculating the year-end fair values of equity awards, the assumptions made did not differ materially from the assumptions made in calculating the grant date fair values of such awards.

5	The Peer Group TSR set forth in this table utilizes the S&P SmallCap 600 Industrials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended September 30, 2025. The comparison assumes $100 was invested for the period starting September 30, 2021 through the last day of the subsequent fiscal years, in the Company and in the S&P SmallCap 600 Industrials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

6	We determined EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and the other executive officers in 2025. This performance measure may not have been the most important financial performance measure for one or more of fiscal years 2021 through 2024 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote	Bryan H. Sayler has served as the Company’s PEO (Principal Executive Officer) since the second quarter of fiscal 2023.
2	Victor L. Richey served as the Company’s PEO during fiscal 2021, fiscal 2022 and the first quarter of fiscal 2023.
3	The Company’s non-PEO executive officers for fiscal 2022 through 2025 were Christopher L. Tucker, Senior VP & CFO, and David M. Schatz, Senior VP, General Counsel & Secretary. In fiscal 2021, Mr. Tucker succeeded Gary E. Muenster as an executive officer, and Mr. Schatz succeeded Alyson S. Barclay as an executive officer. Accordingly, there were two persons serving as non-PEO executive officers at all times during these years.

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P SmallCap 600 Industrials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended September 30, 2025. The comparison assumes $100 was invested for the period starting September 30, 2021 through the last day of the subsequent fiscal years, in the Company and in the S&P SmallCap 600 Industrials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation Actually Paid to Current CEO (PEO 1)

Current CEO	2021	2022	2023	2024	2025
SCT Total Compensation	N/A	N/A	$3,647,641	$3,112,060	$5,586,139
Less Equity Award Values Reported in SCT	–	–	(1,492,717)	(1,651,551)	(3,052,886)
Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	–	–	1,700,271	2,006,282	4,865,106
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	–	–	325,125	622,595	4,047,645
Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	–	–	0	0	0
Plus Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	–	–	44,914	(24,366)	137,176
Less Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	–	–	0	0	0
Plus Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	–	–	0	0	0
Compensation Actually Paid (CAP)	N/A	N/A	$4,225,234	$4,065,021	$11,583,180

Adjustments to Determine Compensation Actually Paid to Former CEO (PEO 2)

Former CEO	2021	2022	2023	2024	2025
SCT Total Compensation	$4,161,742	$5,452,715	$2,677,153	N/A	N/A
Less Equity Award Values Reported in SCT	(2,462,845)	(2,963,694)	(1,499,967)	–	–
Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	1,714,174	2,813,301	0	–	–
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(182,607)	(159,075)	338,042	–	–
Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	0	1,786,685	–	–
Plus Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	0	218,272	1,015,817	–	–
Less Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0	(2,011,558)	–	–
Plus Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	0	0	0	–	–
Compensation Actually Paid (CAP)	$3,230,464	$5,361,519	$2,306,171	N/A	N/A

Non-PEO NEO Average Total Compensation Amount	$ 1,841,516	$ 1,289,492	$ 1,434,053	$ 1,428,876	$ 1,039,962
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,878,289	1,874,523	1,862,816	1,405,968	1,215,051
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs

Average Compensation	2021	2022	2023	2024	2025
SCT Total Compensation	$1,039,962	$1,428,876	$1,434,053	$1,289,492	$1,841,516
Less Equity Award Values Reported in SCT	(257,270)	(543,430)	(576,795)	(493,819)	(676,500)
Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	179,064	517,034	645,518	599,886	1,078,079
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(23,168)	(15,413)	332,101	493,583	1,552,156
Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	0	0	0	0
Plus Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	276,464	18,900	27,940	(14,618)	83,039
Less Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0	0	0	0
Plus Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$0	$0	$0	0	0
Compensation Actually Paid (CAP)	$1,215,051	$1,405,968	$1,862,816	$1,874,523	$3,878,289

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. TSR
Compensation Actually Paid vs. Net Income	CAP vs. Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Adjusted EPS
Total Shareholder Return Vs Peer Group	CAP vs. TSR
Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking 2025 Compensation Actually Paid to our PEO and the non-PEO NEOs to Company performance, due to their use in the PCP and the PSU awards. More information about each of these measures, including why the Company uses these measures and how they are calculated with respect to applicable compensation plans, is included in the Compensation Discussion and Analysis section of this Proxy Statement. The measures in this table are not ranked.

Adjusted EPS
Adjusted Cash Flow from Operating Activities
EBITDA
Return on Invested Capital (ROIC)
Total Shareholder Return (TSR)

Total Shareholder Return Amount	$ 266.11	162.23	130.97	91.77	95.91
Peer Group Total Shareholder Return Amount	251.75	220.6	164.32	126.99	146.65
Net Income (Loss)	$ 116,300,000	$ 101,881,000	$ 92,545,000	$ 82,320,000	$ 63,496,000
Company Selected Measure Amount | $ / shares	5.54	4.18	3.7	3.21	2.59
PEO Name	Bryan H. Sayler
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	We determined EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and the other executive officers in 2025. This performance measure may not have been the most important financial performance measure for one or more of fiscal years 2021 through 2024 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Cash Flow from Operating Activities
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
Bryan H. Sayler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,586,139	$ 3,112,060	$ 3,647,641
PEO Actually Paid Compensation Amount	11,583,180	4,065,021	4,225,234
Victor L. Richey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,677,153	$ 5,452,715	$ 4,161,742
PEO Actually Paid Compensation Amount			2,306,171	5,361,519	3,230,464
PEO | Bryan H. Sayler [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,052,886)	(1,651,551)	(1,492,717)	0	0
PEO | Bryan H. Sayler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,865,106	2,006,282	1,700,271	0	0
PEO | Bryan H. Sayler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,047,645	622,595	325,125	0	0
PEO | Bryan H. Sayler [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Bryan H. Sayler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	137,176	(24,366)	44,914	0	0
PEO | Bryan H. Sayler [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Bryan H. Sayler [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Victor L. Richey [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(1,499,967)	(2,963,694)	(2,462,845)
PEO | Victor L. Richey [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	2,813,301	1,714,174
PEO | Victor L. Richey [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	338,042	(159,075)	(182,607)
PEO | Victor L. Richey [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	1,786,685	0	0
PEO | Victor L. Richey [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	1,015,817	218,272	0
PEO | Victor L. Richey [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(2,011,558)	0	0
PEO | Victor L. Richey [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(676,500)	(493,819)	(576,795)	(543,430)	(257,270)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,078,079	599,886	645,518	517,034	179,064
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,552,156	493,583	332,101	(15,413)	(23,168)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,039	(14,618)	27,940	18,900	276,464
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0